CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020 [1]
Profit or loss [abstract]
Revenue (Note 16)	$ 104,242	$ 62,917
Cost of revenue (Note 17 and 18)	20,786	11,539
Gross profit	83,456	51,378
Operating expenses
General and administrative (Note 18)	28,443	16,998
Sales and marketing (Note 18)	43,346	24,020
Research and development (Note 18)	20,363	13,384
Share-based compensation (Note 14)	2,261	1,619
Foreign exchange loss	473	1,775
Depreciation and amortization (Note 7, 8 and 9)	2,019	1,209
Operating expenses	96,905	59,005
Operating loss	(13,449)	(7,627)
Finance expense, net (Note 11)	65	130
Other income	(85)	(77)
Loss before income taxes	(13,429)	(7,680)
Income tax expense (Note 19)	172	336
Net loss for the year	(13,601)	(8,016)
Item that may be reclassified subsequently to income:
Exchange gain on translation of foreign operations	(494)	(1,002)
Item not subsequently reclassified to income:
Actuarial loss (Note 12)	80	108
Other comprehensive income	(414)	(894)
Comprehensive loss	$ (13,187)	$ (7,122)
Loss per share - basic (in USD per share)	$ (0.41)	$ (0.28)
Loss per share - diluted (in USD per share)	$ (0.41)	$ (0.28)
Weighted average number of common shares outstanding - basic (in shares)	32,867,801	28,934,726
Weighted average number of common shares outstanding - diluted (in shares)	32,867,801	28,934,726

[1]	Please refer to Note 4 for retrospective change of accounting policy.